ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 112.4%
	DATA CENTER REIT - 3.3%
25,265	Equinix, Inc.	$ 18,737,029

	HEALTH CARE REIT - 0.3%
51,154	Healthpeak Properties, Inc.	1,756,117

	INDUSTRIAL REIT - 13.8%
68,401	Duke Realty Corporation	3,971,362
55,372	Innovative Industrial Properties, Inc.	11,373,409
172,960	Prologis, Inc.(a)	27,929,581
266,114	Rexford Industrial Realty, Inc.	19,849,443
197,228	Terreno Realty Corporation(a)	14,604,733
		77,728,528
	INFRASTRUCTURE REIT - 11.8%
91,904	American Tower Corporation	23,088,123
169,454	Crown Castle International Corporation	31,281,208
33,659	SBA Communications Corporation	11,582,062
		65,951,393
	INTERNET MEDIA & SERVICES - 2.0%
66,162	Airbnb, Inc., CLASS A(b)	11,363, 985

	LEISURE FACILITIES & SERVICES - 9.9%
435,186	Caesars Entertainment, Inc.(a),(b)	33,665,989
4,226,586	Drive Shack, Inc.(b)	6,508,942
361,575	MGM Resorts International(a)	15,164,456
		55,339,387
	MULTI ASSET CLASS REIT - 6.0%
4,666,205	DigitalBridge Group, Inc.(b)	33,596,677

	OFFICE REIT - 2.7%
63,998	Alexandria Real Estate Equities, Inc.	12,879,598
26,927	Kilroy Realty Corporation	2,057,761
		14,937,359
	REAL ESTATE INVESTMENT TRUSTS - 16.2%
546,421	American Homes 4 Rent, Class A(a)	21,873,233

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 112.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 16.2% (Continued)
719,139	Invitation Homes, Inc.(a)	$ 28,895,005
890,864	IQHQ Private Placement 144A(b),(c),(d),(e)	17,736,300
905,738	NewLake Capital Partners, Inc.	22,643,450
		91,147,988
	REAL ESTATE OWNERS & DEVELOPERS - 5.2%
4,272,529	WeWork, Inc.(b)	29,138,648

	RESIDENTIAL REIT - 13.1%
52,084	AvalonBay Communities, Inc.	12,936,103
99,381	Camden Property Trust	16,517,122
202,451	Equity LifeStyle Properties, Inc.(a)	15,483,452
10,000	Essex Property Trust, Inc.	3,454,800
48,549	Mid-America Apartment Communities, Inc.	10,168,588
87,007	Sun Communities, Inc.	15,251,457
		73,811,522
	SELF-STORAGE REIT - 10.3%
94,354	Extra Space Storage, Inc.(a)	19,399,182
137,408	Life Storage, Inc.(a)	19,296,205
303,296	National Storage Affiliates Trust(a)	19,034,857
		57,730,244
	SPECIALTY FINANCE - 6.1%
1,336,049	Fortress Transportation and Infrastructure Investors, LLC	34,403,262

	TELECOMMUNICATIONS - 11.7%
2,924,933	Chindata Group Holdings Ltd. - ADR(b)	18,485,576
257,446	GDS Holdings Ltd. - ADR(b)	10,104,756
918,416	Switch, Inc., Class A(a)	28,305,581
1,468,430	Vnet Group, Inc. - ADR(b)	8,560,947
		65,456,860

	TOTAL COMMON STOCKS (Cost $581,148,589)	631,098,999

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Dividend Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.6%
	LEISURE FACILITIES & SERVICES - 0.6%
12,112	Drive Shack, Inc.	9.750	Perpetual	$ 293,232
19,523	Drive Shack, Inc.	8.050	Perpetual	454,691
105,464	Drive Shack, Inc.	8.380	Perpetual	2,499,496
	TOTAL PREFERRED STOCKS (Cost $2,092,696)			3,247,419

	TOTAL INVESTMENTS - 113.0% (Cost $583,241,285)			$ 634,346,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%			(73,134,428)
	NET ASSETS - 100.0%			$ 561,211,990

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of this security was held as collateral for securities sold short. These securities amount to $72,237,126
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 17,736,300 or 3.2% of net assets.
(d)	Illiquid security.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — (5.5)%
	MULTI ASSET CLASS REIT - (1.4)%
(170,065)	Vornado Realty Trust	$ (7,707,346)

	OFFICE REIT - (2.7)%
(707,566)	Empire State Realty Trust, Inc., Class A	(6,948,298)
(105,296)	SL Green Realty Corporation	(8,547,929)
		(15,496,227)
	RETAIL REIT - (1.4)%
(289,155)	Macerich Company (The)	(4,522,384)
(24,472)	Simon Property Group, Inc.	(3,219,536)
		(7,741,920)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $32,300,017)	$ (30,945,493)